Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Disclosures
Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	2022	2021
Short-term employee benefits	1,640	1,697
Share-based payment remuneration:
- Legacy ESOP (2022: 4,175,163 options; 2021: 5,933,989 options)	2,734	7,107
- Modified ESOP for executives (2022: 1,801,681; 2021: Nil)	1,705	—
- RSU (2022: 1,208,599; 2021: Nil)	1,676	—
- Stock options (2022: 7,316,538; 2021: Nil)	4,220	—
- Success fees	(1,270)	1,506
Total	10,705	10,310